FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Real Estate Acquired in Settlement of Loans
Charge-offs to allowance for loan losses at the time of foreclosure	$ 2.4	$ 4.6
Charge-offs to allowance for loan losses at the time of foreclosure as a percentage of principal balance	31.00%	23.00%
Residential real estate | Minimum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection (in days)	45 days
Residential real estate | Maximum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection (in days)	60 days
Commercial real estate | Minimum
Real Estate Acquired in Settlement of Loans
Period for review of listing prices of properties (in days)	30 days